UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period  January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported) February 6, 2012

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 000-154-1507

Robert C. Diamond, 630-225-3244
Name and telephone number, including area code, of the person to contact in connection with this filing.

X Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)


INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

Pursuant to Rule 15Ga-1(c)(1), Porsche Auto Funding LLC has indicated by check mark that there is no activity to report for the initial period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 6, 2012

PORSCHE AUTO FUNDING LLC
(Securitizer)

By:    ROBERT C. DIAMOND
Name:  Robert C. Diamond
Title: Assistant Treasurer and senior officer in charge of securitization